VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 13.1%
16,254		Activision Blizzard, Inc.	$1,257,897	0.7
1,897	(1)	Alphabet, Inc. - Class A	5,071,667	2.7
2,019	(1)	Alphabet, Inc. - Class C	5,381,261	2.8
65,945		Comcast Corp. – Class A	3,688,304	1.9
14,673	(1)	Facebook, Inc.- Class A	4,979,870	2.6
18,828	(1)	T-Mobile US, Inc.	2,405,465	1.3
12,870	(1)	Walt Disney Co.	2,177,218	1.1
			24,961,682	13.1

		Consumer Discretionary: 9.1%
2,688	(1)	Amazon.com, Inc.	8,830,188	4.6
3,347		Darden Restaurants, Inc.	506,970	0.3
13,587		eBay, Inc.	946,606	0.5
7,455		Lowe's Cos, Inc.	1,512,321	0.8
10,998		McDonald's Corp.	2,651,728	1.4
43,811		Tapestry, Inc.	1,621,883	0.9
1,753	(1)	Ulta Beauty, Inc.	632,693	0.3
28,920	(1)	Under Armour, Inc. - Class A	583,606	0.3
			17,285,995	9.1

		Consumer Staples: 5.1%
45,294		Mondelez International, Inc.	2,635,205	1.4
32,501		Philip Morris International, Inc.	3,080,770	1.6
50,799		Sysco Corp.	3,987,721	2.1
			9,703,696	5.1

		Energy: 2.8%
40,009		Canadian Natural Resources Ltd.	1,461,929	0.8
24,271		Chevron Corp.	2,462,293	1.3
17,380		EOG Resources, Inc.	1,395,092	0.7
			5,319,314	2.8

		Financials: 11.7%
12,335		American Express Co.	2,066,482	1.1
7,853		Aon PLC	2,244,152	1.2
83,402		Bank of America Corp.	3,540,415	1.9
17,107	(1)	Berkshire Hathaway, Inc. – Class B	4,669,185	2.5
2,894		Blackrock, Inc.	2,427,082	1.3
21,266		JPMorgan Chase & Co.	3,481,031	1.8
14,429		Morgan Stanley	1,404,086	0.7
28,114		State Street Corp.	2,381,818	1.2
			22,214,251	11.7

		Health Care: 12.9%
26,960		Abbott Laboratories	3,184,785	1.7
4,904		Anthem, Inc.	1,828,211	1.0
17,095		Baxter International, Inc.	1,374,951	0.7
1,791	(1)	Biogen, Inc.	506,835	0.3
14,123	(1)	BioMarin Pharmaceutical, Inc.	1,091,567	0.6
2,371		Cigna Corp.	474,579	0.3
23,250		CVS Health Corp.	1,972,995	1.0
31,089		Dentsply Sirona, Inc.	1,804,717	0.9
11,447		Eli Lilly & Co.	2,644,829	1.4
28,746		Johnson & Johnson	4,642,479	2.4
23,191		Medtronic PLC	2,906,992	1.5
2,932		Stryker Corp.	773,227	0.4
6,834	(1)	Vertex Pharmaceuticals, Inc.	1,239,619	0.7
			24,445,786	12.9

		Industrials: 9.1%
36,304		Carrier Global Corp.	1,879,095	1.0
10,281		Honeywell International, Inc.	2,182,451	1.1
63,715		Raytheon Technologies Corp.	5,476,941	2.9
36,628	(1)	Southwest Airlines Co.	1,883,778	1.0
8,382		Stanley Black & Decker, Inc.	1,469,449	0.8
63,215	(1)	Uber Technologies, Inc.	2,832,032	1.5
8,425		Union Pacific Corp.	1,651,384	0.8
			17,375,130	9.1

		Information Technology: 29.1%
3,225	(1)	Adobe, Inc.	1,856,697	1.0
7,025	(1)	Akamai Technologies, Inc.	734,745	0.4
74,473		Apple, Inc.	10,537,930	5.5
6,664	(1)	Autodesk, Inc.	1,900,373	1.0
36,233		Cisco Systems, Inc.	1,972,162	1.0
15,715		Fidelity National Information Services, Inc.	1,912,201	1.0
17,910	(1)	Fiserv, Inc.	1,943,235	1.0
5,433		Global Payments, Inc.	856,132	0.4
3,412		Intuit, Inc.	1,840,808	1.0
2,814		Lam Research Corp.	1,601,588	0.8
19,869		Marvell Technology, Inc.	1,198,299	0.6
12,102		Mastercard, Inc. - Class A	4,207,623	2.2
43,736		Microsoft Corp.	12,330,053	6.5
13,333		Nvidia Corp.	2,762,064	1.5
5,451	(1)	Palo Alto Networks, Inc.	2,611,029	1.4
5,689	(1)	PayPal Holdings, Inc.	1,480,335	0.8
9,157	(1)	Splunk, Inc.	1,325,110	0.7
27,133		TE Connectivity Ltd.	3,723,190	2.0
8,451	(1)	Western Digital Corp.	476,975	0.3
			55,270,549	29.1

		Materials: 3.7%
1,856		Air Products & Chemicals, Inc.	475,340	0.3
39,450		Corteva, Inc.	1,660,056	0.9
17,678		International Flavors & Fragrances, Inc.	2,363,902	1.2
17,218		Newmont Corp.	934,938	0.5
12,842		Nutrien Ltd.	832,547	0.4
2,843		Sherwin-Williams Co.	795,272	0.4
			7,062,055	3.7

		Real Estate: 0.8%
5,534		American Tower Corp.	1,468,779	0.8

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 1.2%
27,414		American Electric Power Co., Inc.	$2,225,469	1.2

		Total Common Stock
		(Cost $144,645,364)	187,332,706	98.6

OTHER(2): –%
		Materials: –%
649,000	(3),(4)	SINO Forest Corp. (Escrow)	–	–

		Total Other
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $144,645,364)	187,332,706	98.6

SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
1,379,688	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
		(Cost $1,379,688)	1,379,688	0.7

		Total Short-Term Investments
		(Cost $1,379,688)	1,379,688	0.7

		Total Investments in Securities (Cost $146,025,052)	$188,712,394	99.3
		Assets in Excess of Other Liabilities	1,409,403	0.7
		Net Assets	$190,121,797	100.0

(1)	Non-income producing security.
(2)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of September 30, 2021.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$187,332,706	$–	$–	$187,332,706
Other	–	–	–	–
Short-Term Investments	1,379,688	–	–	1,379,688
Total Investments, at fair value	$188,712,394	$–	$–	$188,712,394

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp. (Escrow)	3/1/2013	$–	$–
		$–	$–

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $146,490,928.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$43,765,102
Gross Unrealized Depreciation	(1,543,636)
Net Unrealized Appreciation	$42,221,466